CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue		$ 652,911	$ 652,881	$ 642,446	$ 640,188	$ 643,970	$ 644,256	$ 635,286	$ 621,140	$ 1,937,783	$ 1,935,515	$ 2,588,426	$ 2,544,652	$ 2,513,039
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)										307,224	316,749	417,179	413,400	401,826
Selling, general and administrative										151,300	157,516	208,189	220,207	259,944
Depreciation and amortization										567,472	583,196	769,440	798,817	804,037
Impairment of asset value								104,100	6,500				110,625	499,100
Losses on derivative financial instruments										37,651	24,163	24,635	89,509	2,681
Total operating expenses										1,063,647	1,081,624	1,419,443	1,632,558	1,967,588
Income from operations		315,092	292,249	271,364	290,278	256,827	274,572	135,242	245,452	874,136	853,891	1,168,983	912,094	545,451
Interest expense, net										950,073	992,084	1,309,484	1,379,019	1,362,823
Gain (loss) on early extinguishment of debt	(43,400)			(158,000)	(168,200)		(75,800)			(46,489)	(326,183)	(326,183)	(76,849)	4,697
Earnings (loss) from previously unconsolidated affiliates			20,200								(24,658)	(24,658)	503	517
Other income (expense), net										(20,982)	7,753	1,955	9,124	41,496
Loss before income taxes										(143,408)	(481,281)	(489,387)	(534,147)	(770,662)
Provision for (benefit from) income taxes										(1,110)	(48,931)	(55,393)	(26,378)	11,399
Net income (loss)		(1,645)	(2,109)	(214,482)	(215,758)	(115,077)	(107,353)	(181,912)	(103,428)	(142,298)	(432,350)	(433,994)	(507,769)	(782,061)
Net (income) loss attributable to noncontrolling interest										(643)	2,942	1,106	2,317	369
Net loss attributable to Intelsat S.A.		$ (3,480)	$ (442)	$ (213,368)	$ (215,598)	$ (115,789)	$ (106,400)	$ (180,646)	$ (102,618)	$ (142,941)	$ (429,408)	$ (432,888)	$ (505,452)	$ (781,692)